INTERESTS IN OTHER ENTITIES - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Joint ventures	£ 293	£ 289
Number of credit protection vehicles	4	5
Credit linked notes	£ 175	£ 226
Santander (UK) Common Investment Fund
Disclosure of subsidiaries [line items]
Defined benefit assets and obligations	7,431	7,591
Joint ventures
Disclosure of subsidiaries [line items]
Profit after tax	4	45
Joint ventures	293	289
Commitments and contingent liabilities	£ 0	£ 0